Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue
Revenue	€ 213,634,000	€ 57,833,000	€ 472,632,000	€ 189,725,000
Denmark [member]
Revenue
Revenue	€ 4,100,000	€ 0	€ 9,100,000	€ 0